Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortisation, intangible assets other than goodwill	$ 276	$ 279
Goodwill	12,043	12,114
Intangible assets other than goodwill	1,819	2,217
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending Balance	(2,368)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Accumulated amortization and impairment	(338)	(428)
Additional Recognition Goodwill	0
Amortisation Goodwill	0	0
Goodwill		12,114	$ 12,368
Increase Decrease Through Transfers and Other Changes Goodwill	(71)	168
Impairment Loss Recognised in Profit or Loss Goodwill	0	422
Goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,114
Ending Balance	12,043	12,114
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,542
Ending Balance	12,381	12,542
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Disposals		164
Amortisation, intangible assets other than goodwill	162
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	(19)	39
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill	(86)	(43)
Intangible assets other than goodwill	$ 794	1,061	1,229
Useful Life Range	5 – 15
Customer relationships [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 2,046
Ending Balance	1,981	2,046
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(985)
Ending Balance	(1,187)	(985)
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	152
Disposals		114
Amortisation, intangible assets other than goodwill	124
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	12	49
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill	(48)	0
Intangible assets other than goodwill	$ 835	843	702
Useful Life Range	1 – 20
Technology [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 1,263
Ending Balance	1,406	1,263
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		206
Technology [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(420)
Ending Balance	(571)	(420)
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Disposals		8
Amortisation, intangible assets other than goodwill	8
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	(6)	11
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill	(51)	0
Intangible assets other than goodwill	$ 33	98	95
Useful Life Range	3 – 15 ²
Trade names [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 160
Ending Balance	144	160
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Trade names [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(62)
Ending Balance	(111)	(62)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	3
Disposals		56
Amortisation, intangible assets other than goodwill	47
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	1	0
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill	(15)	0
Intangible assets other than goodwill	$ 157	215	271
Useful Life Range	1 – 30
Other [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 656
Ending Balance	656	656
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		0
Other [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(441)
Ending Balance	(499)	(441)
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	155
Disposals		342
Amortisation, intangible assets other than goodwill	341
Increase Decrease Through Other Changes Intangible Assets Other Than Goodwill	(12)	99
Impairment Loss Recognised In Profit or Loss Intangible Assets Other Than Goodwill	(200)	(43)
Intangible assets other than goodwill	1,819	2,217	$ 2,297
Intangible assets other than goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	4,125
Ending Balance	4,187	4,125
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed		206
Intangible assets other than goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ (1,908)
Ending Balance		$ (1,908)